Vanguard® Tax-Managed Small-Cap Fund
Schedule of Investments (unaudited)
As of September 30, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Communication Services (2.9%)
*	Lumen Technologies Inc.	6,807,701	41,663
	Telephone & Data Systems Inc.	654,674	25,689
*	Madison Square Garden Sports Corp.	110,192	25,014
	TEGNA Inc.	1,073,656	21,827
*	Cargurus Inc. Class A	565,241	21,044
	Cinemark Holdings Inc.	679,316	19,035
*	IAC Inc.	444,929	15,159
*	Yelp Inc. Class A	436,545	13,620
*	TripAdvisor Inc.	758,932	12,340
	Cogent Communications Holdings Inc.	287,885	11,040
	John Wiley & Sons Inc. Class A	270,733	10,957
*	Ziff Davis Inc.	236,566	9,013
*	DoubleVerify Holdings Inc.	570,008	6,829
	Uniti Group Inc.	996,978	6,102
*	QuinStreet Inc.	374,032	5,786
*	Angi Inc. Class A	282,151	4,588
*	Cars.com Inc.	357,664	4,371
	Scholastic Corp.	145,808	3,992
	Shenandoah Telecommunications Co.	276,500	3,711
*	Thryv Holdings Inc.	275,817	3,326
	Shutterstock Inc.	139,189	2,902
*	Gogo Inc.	332,959	2,860
	Cable One Inc.	7,000	1,239
			272,107
Consumer Discretionary (13.6%)
	BorgWarner Inc.	1,468,930	64,574
*	Etsy Inc.	687,199	45,623
*	Stride Inc.	276,967	41,251
	Installed Building Products Inc.	152,850	37,702
	Meritage Homes Corp.	510,092	36,946
*	Adtalem Global Education Inc.	238,947	36,905
*	Brinker International Inc.	290,150	36,756
	Group 1 Automotive Inc.	82,942	36,288
*	Boot Barn Holdings Inc.	202,412	33,544
*	Frontdoor Inc.	485,789	32,689
*	Asbury Automotive Group Inc.	131,203	32,073
*	Cavco Industries Inc.	52,881	30,710
*	Dorman Products Inc.	179,597	27,996
	Signet Jewelers Ltd.	287,222	27,550
*	Urban Outfitters Inc.	371,610	26,544
*	Caesars Entertainment Inc.	981,000	26,512
*	M/I Homes Inc.	183,326	26,480
*	Champion Homes Inc.	345,101	26,355
	Kontoor Brands Inc.	328,262	26,185
*	Shake Shack Inc. Class A	266,313	24,930
	Advance Auto Parts Inc.	391,302	24,026
	Patrick Industries Inc.	230,181	23,808
	Academy Sports & Outdoors Inc.	441,071	22,062
*	Tri Pointe Homes Inc.	583,646	19,826
	American Eagle Outfitters Inc.	1,123,433	19,222
*	Penn Entertainment Inc.	997,614	19,214
	Cheesecake Factory Inc.	311,672	17,030
	Dana Inc.	840,632	16,846
	Steven Madden Ltd.	472,686	15,826
	Perdoceo Education Corp.	418,436	15,758
	Phinia Inc.	268,773	15,449
*	Hanesbrands Inc.	2,332,192	15,369
	LCI Industries	163,944	15,271
	Newell Brands Inc.	2,819,362	14,773
*	Green Brick Partners Inc.	194,980	14,401
	Wolverine World Wide Inc.	516,581	14,175
*	Six Flags Entertainment Corp.	621,472	14,120

		Shares	Market Value ($000)
*	National Vision Holdings Inc.	483,261	14,106
*	Victoria's Secret & Co.	516,616	14,021
	Acushnet Holdings Corp.	176,034	13,817
*	Adient plc	565,784	13,624
	Strategic Education Inc.	156,711	13,479
	Century Communities Inc.	202,697	12,845
	Kohl's Corp.	718,167	11,038
*	Sally Beauty Holdings Inc.	621,945	10,125
	Papa John's International Inc.	206,740	9,955
*	United Parks & Resorts Inc.	187,098	9,673
	La-Z-Boy Inc.	272,482	9,352
	Buckle Inc.	158,482	9,297
*	Topgolf Callaway Brands Corp.	955,909	9,081
	Monarch Casino & Resort Inc.	82,302	8,711
*	Sonos Inc.	491,800	7,770
*	LGI Homes Inc.	148,873	7,698
	Upbound Group Inc.	319,491	7,550
	Leggett & Platt Inc.	843,058	7,486
	Sonic Automotive Inc. Class A	98,153	7,468
*	G-III Apparel Group Ltd.	256,555	6,827
	Winnebago Industries Inc.	190,286	6,363
*	Fox Factory Holding Corp.	251,608	6,112
*	Gentherm Inc.	178,650	6,085
	Standard Motor Products Inc.	125,204	5,111
*	American Axle & Manufacturing Holdings Inc.	847,779	5,095
*	Pursuit Attractions & Hospitality Inc.	139,259	5,038
*	XPEL Inc.	148,055	4,896
	Sturm Ruger & Co. Inc.	107,412	4,669
	Matthews International Corp. Class A	189,856	4,610
*	BJ's Restaurants Inc.	150,823	4,605
*	Dream Finders Homes Inc. Class A	175,055	4,537
	Cracker Barrel Old Country Store Inc.	100,275	4,418
	Oxford Industries Inc.	95,138	3,857
	Guess? Inc.	217,586	3,636
	Ethan Allen Interiors Inc.	120,928	3,563
*	Dave & Buster's Entertainment Inc.	188,822	3,429
*	MarineMax Inc.	135,061	3,421
	Carter's Inc.	114,930	3,243
	Golden Entertainment Inc.	124,673	2,940
	Caleres Inc.	222,028	2,895
	Shoe Carnival Inc.	128,280	2,667
*	Mister Car Wash Inc.	409,679	2,184
	Monro Inc.	114,105	2,051
	Wendy's Co.	160,000	1,466
*	Helen of Troy Ltd.	56,519	1,424
*	Sabre Corp.	231,883	424
	Bloomin' Brands Inc.	39,085	280
			1,277,731
Consumer Staples (2.5%)
	Cal-Maine Foods Inc.	276,382	26,008
	PriceSmart Inc.	161,063	19,519
	WD-40 Co.	93,241	18,424
*	Simply Good Foods Co.	619,958	15,387
*	United Natural Foods Inc.	401,172	15,092
*	Freshpet Inc.	266,885	14,708
*	Chefs' Warehouse Inc.	238,062	13,886
	Interparfums Inc.	122,322	12,034
*	Central Garden & Pet Co. Class A	368,480	10,881
*	Grocery Outlet Holding Corp.	627,952	10,079
	J & J Snack Foods Corp.	104,824	10,073
	Energizer Holdings Inc.	404,467	10,067
	Andersons Inc.	216,199	8,607
	Universal Corp.	151,931	8,488
	Fresh Del Monte Produce Inc.	215,228	7,473
*	National Beverage Corp.	145,246	5,363
	Tootsie Roll Industries Inc.	116,136	4,868
	John B Sanfilippo & Son Inc.	62,769	4,035
	Edgewell Personal Care Co.	174,577	3,554
	Reynolds Consumer Products Inc.	142,119	3,478

		Shares	Market Value ($000)
*	TreeHouse Foods Inc.	161,892	3,272
	MGP Ingredients Inc.	84,483	2,044
*	USANA Health Sciences Inc.	57,787	1,592
*	Central Garden & Pet Co.	46,960	1,533
			230,465
Energy (4.2%)
	Archrock Inc.	1,160,381	30,530
	Magnolia Oil & Gas Corp. Class A	1,236,456	29,514
	Core Natural Resources Inc.	300,644	25,098
	California Resources Corp.	463,747	24,662
	Peabody Energy Corp.	779,466	20,671
	SM Energy Co.	778,033	19,428
*	Oceaneering International Inc.	702,934	17,419
	Cactus Inc. Class A	441,292	17,418
	Noble Corp. plc	586,050	16,574
	Northern Oil & Gas Inc.	649,072	16,097
	Helmerich & Payne Inc.	663,466	14,656
*	Tidewater Inc.	270,100	14,404
	Patterson-UTI Energy Inc.	2,439,784	12,638
*	Par Pacific Holdings Inc.	346,626	12,278
	International Seaways Inc.	262,202	12,082
*	Comstock Resources Inc.	590,975	11,719
	Liberty Energy Inc. Class A	799,018	9,860
	World Kinect Corp.	348,529	9,044
*	CVR Energy Inc.	242,548	8,848
	Crescent Energy Co. Class A	894,884	7,982
	Kodiak Gas Services Inc.	202,569	7,489
	Dorian LPG Ltd.	244,190	7,277
*	Talos Energy Inc.	755,546	7,246
*	Helix Energy Solutions Group Inc.	943,032	6,186
*	REX American Resources Corp.	198,312	6,072
	Kinetik Holdings Inc. Class A	140,000	5,984
*	Bristow Group Inc. Class A	160,749	5,800
*	Innovex International Inc.	231,138	4,285
	Atlas Energy Solutions Inc.	355,937	4,047
*	Vital Energy Inc.	192,733	3,255
	Core Laboratories Inc.	240,139	2,968
	RPC Inc.	582,427	2,772
			394,303
Financials (19.2%)
	Mr. Cooper Group Inc.	421,797	88,911
	Jackson Financial Inc. Class A	492,077	49,813
	Lincoln National Corp.	1,123,728	45,320
	Piper Sandler Cos.	109,591	38,027
	Radian Group Inc.	949,916	34,406
	Ameris Bancorp	468,400	34,338
	MarketAxess Holdings Inc.	190,000	33,107
	Moelis & Co. Class A	464,092	33,099
	Atlantic Union Bankshares Corp.	890,813	31,437
*	Axos Financial Inc.	369,440	31,273
*	StoneX Group Inc.	288,126	29,078
	ServisFirst Bancshares Inc.	357,464	28,787
	Assured Guaranty Ltd.	329,115	27,860
	StepStone Group Inc. Class A	416,764	27,219
	PJT Partners Inc. Class A	150,465	26,742
	First Bancorp	1,182,601	26,076
*	Genworth Financial Inc. Class A	2,859,784	25,452
	HA Sustainable Infrastructure Capital Inc.	789,008	24,223
*	Bancorp Inc.	322,056	24,119
	United Community Banks Inc.	753,035	23,608
	Cathay General Bancorp	487,382	23,399
	BGC Group Inc. Class A	2,431,199	22,999
	Fulton Financial Corp.	1,196,367	22,288
	Renasant Corp.	590,229	21,774
	First Hawaiian Inc.	862,891	21,426
	Blackstone Mortgage Trust Inc. Class A	1,114,667	20,521
*	NMI Holdings Inc. Class A	534,341	20,487
	BankUnited Inc.	536,840	20,486
*	Enova International Inc.	177,819	20,465

		Shares	Market Value ($000)
	WSFS Financial Corp.	372,600	20,094
*	Palomar Holdings Inc.	171,305	20,000
	Independent Bank Corp.	286,871	19,843
*	NCR Atleos Corp.	495,752	19,488
	Virtu Financial Inc. Class A	542,562	19,261
	Community Financial System Inc.	328,057	19,237
	Walker & Dunlop Inc.	222,666	18,619
	Artisan Partners Asset Management Inc. Class A	427,839	18,568
	Bread Financial Holdings Inc.	317,591	17,712
	WaFd Inc.	538,891	16,323
	BancFirst Corp.	129,051	16,318
	Trustmark Corp.	410,870	16,270
	Park National Corp.	99,956	16,246
	Bank of Hawaii Corp.	244,440	16,045
	Seacoast Banking Corp. of Florida	524,962	15,975
	Arbor Realty Trust Inc.	1,305,949	15,946
	Simmons First National Corp. Class A	824,986	15,815
	Victory Capital Holdings Inc. Class A	239,894	15,536
	Provident Financial Services Inc.	796,036	15,348
	First Bancorp (XNGS)	287,867	15,225
	Mercury General Corp.	179,041	15,179
	CVB Financial Corp.	802,485	15,175
	Banner Corp.	231,628	15,172
	EVERTEC Inc.	442,134	14,935
	OFG Bancorp	341,834	14,866
	Banc of California Inc.	872,895	14,446
	FB Financial Corp.	256,788	14,313
	First Financial Bancorp	566,421	14,302
	Stewart Information Services Corp.	194,263	14,243
*	Customers Bancorp Inc.	213,887	13,982
	NBT Bancorp Inc.	332,798	13,898
	City Holding Co.	107,567	13,324
	Pathward Financial Inc.	175,236	12,969
	First Commonwealth Financial Corp.	717,767	12,238
	Horace Mann Educators Corp.	262,452	11,855
	Beacon Financial Corp.	498,512	11,820
	Goosehead Insurance Inc. Class A	158,462	11,793
*	SiriusPoint Ltd.	614,359	11,114
	WisdomTree Inc.	799,496	11,113
	Cohen & Steers Inc.	164,667	10,804
	HCI Group Inc.	55,857	10,721
	Veritex Holdings Inc.	306,843	10,288
	National Bank Holdings Corp. Class A	262,693	10,150
*	Payoneer Global Inc.	1,675,911	10,139
	Lakeland Financial Corp.	154,671	9,930
	S&T Bancorp Inc.	257,608	9,683
	Stellar Bancorp Inc.	307,763	9,338
	Acadian Asset Management Inc.	192,766	9,284
	Apollo Commercial Real Estate Finance Inc.	900,658	9,124
	Northwest Bancshares Inc.	734,471	9,100
	Hilltop Holdings Inc.	269,508	9,007
*	Donnelley Financial Solutions Inc.	174,770	8,988
	PROG Holdings Inc.	262,745	8,502
*	Triumph Financial Inc.	163,065	8,160
*	Trupanion Inc.	188,256	8,148
	Westamerica Bancorp	162,776	8,137
	Virtus Investment Partners Inc.	42,350	8,048
	Employers Holdings Inc.	184,697	7,846
	Preferred Bank	86,057	7,779
	ARMOUR Residential REIT Inc.	497,663	7,435
	PennyMac Mortgage Investment Trust	592,804	7,268
	Dime Community Bancshares Inc.	242,164	7,224
	Ellington Financial Inc.	537,769	6,980
*	EZCORP Inc. Class A	357,957	6,815
*	Encore Capital Group Inc.	162,945	6,801
	Hope Bancorp Inc.	620,211	6,680
	Safety Insurance Group Inc.	90,393	6,390
	Enact Holdings Inc.	164,569	6,310
	Redwood Trust Inc.	984,522	5,700
	Central Pacific Financial Corp.	171,586	5,206

		Shares	Market Value ($000)
	Southside Bancshares Inc.	175,617	4,961
	Franklin BSP Realty Trust Inc.	450,325	4,891
	Tompkins Financial Corp.	71,584	4,740
	Adamas Trust Inc.	634,660	4,424
	Navient Corp.	336,338	4,423
*	ProAssurance Corp.	180,143	4,322
	Ready Capital Corp.	1,096,206	4,242
	Hanmi Financial Corp.	163,938	4,048
	United Fire Group Inc.	130,650	3,974
*	World Acceptance Corp.	23,471	3,970
*	PRA Group Inc.	249,501	3,852
	TrustCo Bank Corp.	105,520	3,830
	Heritage Financial Corp.	149,298	3,611
	Two Harbors Investment Corp.	365,245	3,605
	AMERISAFE Inc.	62,202	2,727
	KKR Real Estate Finance Trust Inc.	273,031	2,457
	Capitol Federal Financial Inc.	326,214	2,071
	Eagle Bancorp Inc.	74,009	1,496
			1,804,975
Health Care (10.4%)
*	Corcept Therapeutics Inc.	615,785	51,178
	Teleflex Inc.	292,869	35,835
*	Merit Medical Systems Inc.	397,984	33,124
*	RadNet Inc.	434,354	33,102
*	Alkermes plc	1,075,769	32,273
*	TG Therapeutics Inc.	888,638	32,102
*	Arrowhead Pharmaceuticals Inc.	900,529	31,059
*	Glaukos Corp.	370,534	30,217
*	Krystal Biotech Inc.	162,928	28,762
*	Protagonist Therapeutics Inc.	407,487	27,069
*	TransMedics Group Inc.	211,057	23,681
*	Integer Holdings Corp.	228,174	23,577
*	Waystar Holding Corp.	605,703	22,968
*	ADMA Biologics Inc.	1,565,647	22,952
*	Ligand Pharmaceuticals Inc.	125,112	22,162
*	Prestige Consumer Healthcare Inc.	335,088	20,909
*	ICU Medical Inc.	161,143	19,331
*	Supernus Pharmaceuticals Inc.	375,471	17,944
*	ACADIA Pharmaceuticals Inc.	812,021	17,329
*	Veracyte Inc.	500,022	17,166
	Organon & Co.	1,587,923	16,959
*	Privia Health Group Inc.	662,457	16,495
	Premier Inc. Class A	558,147	15,516
*	Catalyst Pharmaceuticals Inc.	746,249	14,701
	Concentra Group Holdings Parent Inc.	690,979	14,462
*	Addus HomeCare Corp.	118,535	13,986
*	CorVel Corp.	177,582	13,748
*	QuidelOrtho Corp.	453,518	13,356
	LeMaitre Vascular Inc.	139,597	12,216
*	Acadia Healthcare Co. Inc.	485,116	12,011
*	Inspire Medical Systems Inc.	160,623	11,918
*	Enovis Corp.	392,405	11,906
*	Artivion Inc.	256,182	10,847
*	Progyny Inc.	500,712	10,775
*	ANI Pharmaceuticals Inc.	113,708	10,416
*	Sarepta Therapeutics Inc.	510,270	9,833
*	UFP Technologies Inc.	48,600	9,701
	National HealthCare Corp.	78,191	9,501
	CONMED Corp.	198,717	9,346
	Select Medical Holdings Corp.	724,034	9,297
*	Pediatrix Medical Group Inc.	542,433	9,086
*	Azenta Inc.	311,095	8,935
*	Vericel Corp.	283,561	8,924
*	Neogen Corp.	1,463,573	8,357
	US Physical Therapy Inc.	98,198	8,342
*	Dynavax Technologies Corp.	831,766	8,259
*	STAAR Surgical Co.	302,774	8,136
*	Certara Inc.	647,578	7,913
*	Collegium Pharmaceutical Inc.	224,654	7,861

		Shares	Market Value ($000)
*	BioLife Solutions Inc.	298,958	7,626
*	Innoviva Inc.	403,080	7,356
*	Amphastar Pharmaceuticals Inc.	269,433	7,180
*	NeoGenomics Inc.	912,240	7,043
*	Harmony Biosciences Holdings Inc.	247,451	6,820
*	Astrana Health Inc.	228,210	6,470
*	Pacira BioSciences Inc.	246,781	6,360
*	Omnicell Inc.	203,644	6,201
*	Integra LifeSciences Holdings Corp.	409,049	5,862
	Phibro Animal Health Corp. Class A	132,439	5,358
*	AMN Healthcare Services Inc.	267,154	5,172
*	Xencor Inc.	386,081	4,529
	HealthStream Inc.	153,032	4,322
*	Arcus Biosciences Inc.	303,981	4,134
*	Fortrea Holdings Inc.	457,463	3,852
	Embecta Corp.	267,303	3,772
*	Schrodinger Inc.	185,037	3,712
*	AdaptHealth Corp. Class A	404,953	3,624
*	Myriad Genetics Inc.	410,413	2,967
*	Vir Biotechnology Inc.	426,610	2,436
*	Avanos Medical Inc.	145,732	1,685
*	Tandem Diabetes Care Inc.	135,256	1,642
*	Cytek Biosciences Inc.	32,928	114
			973,780
Industrials (18.0%)
*	Sterling Infrastructure Inc.	197,548	67,103
*	SPX Technologies Inc.	320,946	59,946
*	Dycom Industries Inc.	189,177	55,194
	Armstrong World Industries Inc.	277,977	54,486
	Federal Signal Corp.	406,322	48,348
	Air Lease Corp. Class A	681,765	43,394
	Zurn Elkay Water Solutions Corp.	900,775	42,364
	JBT Marel Corp.	300,892	42,260
*	Resideo Technologies Inc.	974,019	42,058
	Moog Inc. Class A	189,931	39,443
*	Gates Industrial Corp. plc	1,515,943	37,626
	ESCO Technologies Inc.	170,775	36,052
	Enpro Inc.	142,255	32,150
	Arcosa Inc.	324,312	30,391
	Granite Construction Inc.	264,868	29,043
*	Everus Construction Group Inc.	332,471	28,509
*	SkyWest Inc.	270,691	27,237
*	Sunrun Inc.	1,562,620	27,018
	Franklin Electric Co. Inc.	277,905	26,457
*	Verra Mobility Corp. Class A	1,068,849	26,401
	CSW Industrials Inc.	107,858	26,183
	Mueller Water Products Inc. Class A	1,005,971	25,672
*	Mercury Systems Inc.	330,758	25,601
	Korn Ferry	355,974	24,911
	WillScot Holdings Corp.	1,157,896	24,443
*	Amentum Holdings Inc.	996,603	23,869
	Brady Corp. Class A	298,729	23,310
	Kadant Inc.	73,681	21,926
*	MYR Group Inc.	103,352	21,500
*	AAR Corp.	238,126	21,353
	AZZ Inc.	194,532	21,229
	Matson Inc.	215,299	21,226
	Rush Enterprises Inc. Class A	391,879	20,954
	Griffon Corp.	268,856	20,473
*	OPENLANE Inc.	692,264	19,923
	Powell Industries Inc.	63,749	19,431
	Boise Cascade Co.	247,289	19,120
	Robert Half Inc.	556,684	18,916
	ABM Industries Inc.	409,591	18,890
*	GEO Group Inc.	899,652	18,434
	Standex International Corp.	83,396	17,672
	UniFirst Corp.	97,695	16,334
	Enerpac Tool Group Corp. Class A	368,205	15,096
	Trinity Industries Inc.	524,842	14,717

		Shares	Market Value ($000)
*	CoreCivic Inc.	722,294	14,699
	Hub Group Inc. Class A	417,575	14,381
*	RXO Inc.	931,622	14,328
	HNI Corp.	298,171	13,969
	Alamo Group Inc.	71,597	13,668
*	Hayward Holdings Inc.	888,498	13,434
*	Gibraltar Industries Inc.	203,668	12,790
	Hillenbrand Inc.	446,695	12,079
	CSG Systems International Inc.	184,304	11,866
	Pitney Bowes Inc.	1,026,368	11,711
	Worthington Enterprises Inc.	199,913	11,093
*	Masterbrand Inc.	840,974	11,076
	Interface Inc. Class A	377,005	10,911
	ArcBest Corp.	156,119	10,908
	Albany International Corp. Class A	204,509	10,900
*	DNOW Inc.	700,741	10,686
	Werner Enterprises Inc.	403,102	10,610
	Lindsay Corp.	74,254	10,437
	Tennant Co.	126,911	10,287
	Greenbrier Cos. Inc.	214,811	9,918
*	JetBlue Airways Corp.	2,007,001	9,874
*	DXP Enterprises Inc.	80,042	9,531
	Kennametal Inc.	455,289	9,529
*	Healthcare Services Group Inc.	472,243	7,948
*	Proto Labs Inc.	155,606	7,785
	MillerKnoll Inc.	434,962	7,716
*	Vicor Corp.	148,113	7,364
*	Enviri Corp.	549,849	6,978
	Astec Industries Inc.	141,470	6,809
*	American Woodmark Corp.	100,937	6,739
	Heidrick & Struggles International Inc.	128,732	6,407
	Apogee Enterprises Inc.	145,062	6,320
	Schneider National Inc. Class B	286,993	6,073
*	Allegiant Travel Co.	94,089	5,718
*	Hertz Global Holdings Inc.	822,506	5,593
	Insteel Industries Inc.	124,635	4,779
*	Liquidity Services Inc.	153,557	4,212
*	Forward Air Corp.	154,531	3,962
	Deluxe Corp.	204,567	3,960
	Marten Transport Ltd.	352,532	3,758
	Quanex Building Products Corp.	262,610	3,734
	National Presto Industries Inc.	29,959	3,360
	ManpowerGroup Inc.	81,000	3,070
*	Sun Country Airlines Holdings Inc.	214,795	2,537
*	Titan International Inc.	322,110	2,435
	Heartland Express Inc.	226,203	1,896
			1,684,501
Information Technology (14.9%)
*	Sandisk Corp.	884,326	99,221
	InterDigital Inc.	168,351	58,120
*	Qorvo Inc.	616,615	56,161
	Advanced Energy Industries Inc.	251,942	42,865
*	MARA Holdings Inc.	2,300,025	41,998
*	Sanmina Corp.	358,805	41,302
*	SiTime Corp.	134,452	40,512
*	Semtech Corp.	561,810	40,141
*	TTM Technologies Inc.	668,063	38,480
*	Itron Inc.	298,362	37,164
*	ACI Worldwide Inc.	688,532	36,334
	Badger Meter Inc.	195,183	34,856
	Ralliant Corp.	728,313	31,849
*	Mirion Technologies Inc. Class A	1,368,850	31,839
*	Box Inc. Class A	933,226	30,115
*	Impinj Inc.	151,129	27,317
*	Cleanspark Inc.	1,852,114	26,856
*	SPS Commerce Inc.	255,946	26,654
*	Plexus Corp.	182,805	26,450
*	OSI Systems Inc.	104,015	25,925
*	Enphase Energy Inc.	697,000	24,667

		Shares	Market Value ($000)
*	Calix Inc.	377,188	23,148
*	Axcelis Technologies Inc.	222,207	21,696
*	Q2 Holdings Inc.	293,000	21,210
*	Insight Enterprises Inc.	186,209	21,118
	Clear Secure Inc. Class A	606,651	20,250
*	Viasat Inc.	662,921	19,424
*	FormFactor Inc.	526,276	19,167
*	Extreme Networks Inc.	910,232	18,796
*	Viavi Solutions Inc.	1,427,207	18,111
*	BlackLine Inc.	333,428	17,705
*	Alarm.com Holdings Inc.	319,762	16,973
*	Diodes Inc.	309,016	16,443
*	DXC Technology Co.	1,167,832	15,918
*	Agilysys Inc.	149,813	15,768
	Kulicke & Soffa Industries Inc.	368,898	14,992
*	DigitalOcean Holdings Inc.	395,397	13,507
*	Teradata Corp.	624,072	13,424
*	Knowles Corp.	573,530	13,369
*	Progress Software Corp.	291,772	12,818
	ePlus Inc.	180,496	12,817
*	NCR Voyix Corp.	959,811	12,046
	Adeia Inc.	710,677	11,939
*	LiveRamp Holdings Inc.	429,298	11,651
*	Veeco Instruments Inc.	382,054	11,626
*	Arlo Technologies Inc.	666,914	11,304
	Vishay Intertechnology Inc.	728,709	11,149
*	NetScout Systems Inc.	391,278	10,107
*	Photronics Inc.	432,337	9,922
	Benchmark Electronics Inc.	237,736	9,165
*	Digi International Inc.	250,836	9,145
*	Rogers Corp.	110,104	8,859
*	Penguin Solutions Inc.	331,395	8,709
*	SolarEdge Technologies Inc.	231,053	8,549
*	Ultra Clean Holdings Inc.	308,303	8,401
	A10 Networks Inc.	456,820	8,291
	CTS Corp.	207,114	8,272
*	MaxLinear Inc. Class A	513,051	8,250
*	ACM Research Inc. Class A	206,897	8,096
*	Harmonic Inc.	793,299	8,076
*	Cohu Inc.	301,910	6,138
*	ScanSource Inc.	129,081	5,678
*	Sprinklr Inc. Class A	693,379	5,353
*	PDF Solutions Inc.	194,213	5,015
	PC Connection Inc.	71,403	4,426
*	Alpha & Omega Semiconductor Ltd.	157,882	4,414
*	Ichor Holdings Ltd.	230,738	4,043
*	CEVA Inc.	144,568	3,818
*	N-able Inc.	456,198	3,558
*	Corsair Gaming Inc.	253,099	2,258
*	Grid Dynamics Holdings Inc.	42,882	331
			1,394,069
Materials (4.9%)
	Hecla Mining Co.	3,465,500	41,933
	Element Solutions Inc.	1,425,504	35,880
	Sealed Air Corp.	960,054	33,938
	Balchem Corp.	211,028	31,667
	Celanese Corp.	723,132	30,429
	FMC Corp.	821,181	27,616
	Sensient Technologies Corp.	278,033	26,093
	Hawkins Inc.	126,466	23,108
	Warrior Met Coal Inc.	354,068	22,533
	HB Fuller Co.	363,290	21,536
	Chemours Co.	1,110,834	17,596
	Materion Corp.	140,568	16,982
	Minerals Technologies Inc.	213,260	13,248
*	O-I Glass Inc.	1,013,773	13,149
*	Ingevity Corp.	235,996	13,025
	Innospec Inc.	166,911	12,879
	Quaker Chemical Corp.	87,856	11,575

		Shares	Market Value ($000)
*	Alpha Metallurgical Resources Inc.	70,023	11,490
*	Century Aluminum Co.	351,684	10,325
	Sylvamo Corp.	223,892	9,900
	Kaiser Aluminum Corp.	97,286	7,507
	Stepan Co.	136,428	6,508
	Worthington Steel Inc.	210,309	6,391
*	Metallus Inc.	276,189	4,565
	SunCoke Energy Inc.	498,395	4,067
	Koppers Holdings Inc.	143,322	4,013
	AdvanSix Inc.	179,894	3,486
			461,439
Real Estate (7.3%)
	CareTrust REIT Inc.	1,299,775	45,076
	Terreno Realty Corp.	660,048	37,458
	Essential Properties Realty Trust Inc.	1,244,816	37,046
	Ryman Hospitality Properties Inc.	398,926	35,740
	Macerich Co.	1,624,094	29,559
	Phillips Edison & Co. Inc.	841,838	28,900
	SL Green Realty Corp.	465,995	27,871
	Millrose Properties Inc.	800,937	26,919
	Tanger Inc.	790,287	26,743
*	Cushman & Wakefield plc	1,569,053	24,979
	Highwoods Properties Inc.	719,523	22,895
	Medical Properties Trust Inc.	3,931,087	19,931
	Douglas Emmett Inc.	1,130,376	17,600
	Urban Edge Properties	857,583	17,555
	LXP Industrial Trust	1,896,069	16,989
	Apple Hospitality REIT Inc.	1,339,178	16,084
	Outfront Media Inc.	875,257	16,035
	Acadia Realty Trust	793,089	15,981
	Four Corners Property Trust Inc.	625,086	15,252
	Curbline Properties Corp.	614,178	13,696
	JBG SMITH Properties	601,996	13,394
	St. Joe Co.	268,170	13,269
	Sunstone Hotel Investors Inc.	1,307,201	12,248
	Global Net Lease Inc.	1,420,350	11,547
	LTC Properties Inc.	289,165	10,659
	DiamondRock Hospitality Co.	1,335,812	10,633
	Xenia Hotels & Resorts Inc.	694,775	9,532
	Pebblebrook Hotel Trust	816,022	9,294
	Innovative Industrial Properties Inc.	172,686	9,253
	Veris Residential Inc.	593,082	9,015
	Elme Communities	503,721	8,493
	Alexander & Baldwin Inc.	466,507	8,486
	Getty Realty Corp.	314,029	8,425
	Centerspace	115,866	6,824
	American Assets Trust Inc.	324,146	6,587
	eXp World Holdings Inc.	549,624	5,859
	NexPoint Residential Trust Inc.	162,372	5,232
	Kennedy-Wilson Holdings Inc.	537,061	4,468
	Marcus & Millichap Inc.	151,850	4,457
	Whitestone REIT	345,025	4,237
	Armada Hoffler Properties Inc.	598,816	4,198
	Easterly Government Properties Inc. Class A	181,314	4,158
	Safehold Inc.	238,181	3,689
	Summit Hotel Properties Inc.	609,057	3,344
	Brandywine Realty Trust	732,700	3,055
	Universal Health Realty Income Trust	75,025	2,939
	Saul Centers Inc.	77,667	2,475
			688,079
Utilities (2.0%)
	MDU Resources Group Inc.	1,411,858	25,145
	Otter Tail Corp.	281,486	23,073
	Clearway Energy Inc. Class C	755,475	21,342
	Chesapeake Utilities Corp.	151,565	20,414
	MGE Energy Inc.	237,478	19,991
	California Water Service Group	428,832	19,679
	Avista Corp.	498,195	18,837
	American States Water Co.	249,365	18,284

			Shares	Market Value ($000)
		Northwest Natural Holding Co.	210,613	9,463
		H2O America	126,187	6,145
		Unitil Corp.	117,798	5,638
		Middlesex Water Co.	55,215	2,988
				190,999
Total Common Stocks (Cost $6,066,499)				9,372,448
Rights (0.0%)
*,1		OmniAb Inc. 12.5 Earnout	60,640	—
*,1		OmniAb Inc. 15 Earnout	60,640	—
Total Rights (Cost $—)				—
		Coupon
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2]	Vanguard Market Liquidity Fund (Cost $2,269)	4.180%	22,692	2,269
Total Investments (99.9%) (Cost $6,068,768)				9,374,717
Other Assets and Liabilities—Net (0.1%)				6,542
Net Assets (100%)				9,381,259
Cost is in $000.
*	Non-income-producing security.
1	Security value determined using significant unobservable inputs.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2025	92	11,295	(9)

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,372,448	—	—	9,372,448
Rights	—	—	—	—
Temporary Cash Investments	2,269	—	—	2,269
Total	9,374,717	—	—	9,374,717

Derivative Financial Instruments
Liabilities
Futures Contracts[1]	(9)	—	—	(9)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.